-------------------




SunAmerica
-------------------

                               Money Market Fund


                                            ------------------------------
                                                2000 Semiannual Report
                                            ------------------------------




[LOGO]  SunAmerica
        Mutual Funds

[LOGO FOR SUN AMERICA]
                                                                 August 15, 2000

Dear Shareholders:

  For the six months ended June 30, 2000, the SunAmerica Money Market Fund Class A shares returned 2.62%.* At the end of the semiannual period, the Fund's Class A had an SEC 7-day effective yield of 5.88% and an SEC 7-day current yield of 5.71%.

  Concerns over Y2K proved to be unfounded as the new century rolled in without a glitch. Thus, during the Fund's semi-annual period two major factors combined to push yields on short-term money market securities significantly higher.

  . The ongoing strength of the U.S. economy. Existing home sales in the U.S.
    soared through the first half of 2000, as did durable goods orders and retail sales. Consumer spending was strong, and unemployment reached its lowest level in almost thirty years. At the same time, productivity improvements and competitive pressures held prices steady, and inflation remained benign. Nominal GDP, however, continued to surge, pushing the first quarter growth rate to 5.5% and the year-over-year growth rate to 7%.

  . The 1.00% increase in interest rates by the Federal Reserve Board. The Fed continued to take a hard stance against inflation; particularly due to extremely tight labor markets, and cautioning that enhanced productivity could not be sustained indefinitely. Following its cumulative 0.75% rate increase in 1999, the Fed raised interest rates by 0.25% on February 2 and again on March 21. Stronger economic numbers in April led policymakers to believe that inflation was accelerating and that the economy was not slowing. This prompted the Fed to abandon its gradualist approach with a 0.50% rate increase on May 16.

    At its June meeting, the Fed refrained from raising interest rates, as early signs of a moderating U.S. economy emerged. However, the Fed reiterated concerns that core inflation was rising and that the utilization of the pool of available workers remained at an unusually high level. It warned that signs of a slowdown in demand were "tentative and preliminary." On June 30, 2000, the targeted federal funds rate stood at 6.50%, the highest level since early 1991.

  We believe the next few months of economic data will be key. Unless the inflation, consumption and employment data show more significant signs of weakness, another move by the Federal Reserve Board should not be discounted.

  To prepare for this possibility, we intend to maintain a neutral to shorter-than-benchmark average weighted maturity position over the near term. (As of June 30, 2000, the Fund's average weighted maturity stood at 44 days, slightly less than the Donaghue Average.) We will also, of course, continue to search for the best relatively valued securities.

/s/ Brian H. Wiese

Brian H. Wiese
Portfolio Manager
*Return does not reflect sales charges.

    SunAmerica Money Market Fund
    STATEMENT OF ASSETS AND LIABILITIES -- June 30, 2000 (unaudited)


ASSETS:
Investment securities, at value (amortized cost $831,456,204)........  $831,456,204
Cash.................................................................       795,821
Receivables for fund shares sold.....................................    14,020,320
Interest receivable..................................................     4,359,501
Prepaid expenses.....................................................         1,653
                                                                       ------------
  Total assets.......................................................   850,633,499
                                                                       ------------
LIABILITIES:
Payable for fund shares repurchased..................................    32,301,727
Dividends payable....................................................     1,711,884
Accrued expenses.....................................................       376,641
Investment advisory and management fees payable......................       341,694
Distribution and service maintenance fees payable....................       129,977
                                                                       ------------
  Total liabilities..................................................    34,861,923
                                                                       ------------
   Net assets........................................................  $815,771,576
                                                                       ============
NET ASSETS WERE COMPOSED OF:
Common stock, $.001 par value (10 billion shares authorized).........  $    815,769
Additional paid-in capital...........................................   814,858,988
                                                                       ------------
                                                                        815,674,757
Accumulated undistributed net investment income......................        96,819
                                                                       ------------
   Net assets........................................................  $815,771,576
                                                                       ============
Class A:
Net asset value($785,953,043/785,951,020 shares outstanding).........  $       1.00
                                                                       ============
Class B:
Net asset value($24,056,464/24,056,383 shares outstanding)...........  $       1.00
                                                                       ============
Class II:
Net asset value($5,762,069/5,762,034 shares outstanding).............  $       1.00
                                                                       ============

See Notes to Financial Statements

    SunAmerica Money Market Fund
    STATEMENT OF OPERATIONS -- For the six months ended June 30, 2000
    (unaudited)

INVESTMENT INCOME:
 Interest...............................................            $27,076,430
                                                                    -----------
EXPENSES:
 Investment advisory and management fees................ $2,127,100
 Transfer Agent and shareholder servicing fees and
  expenses-Class A......................................  1,125,274
 Transfer Agent and shareholder servicing fees and
  expenses-Class B......................................     51,648
 Transfer Agent and shareholder servicing fees and
  expenses-Class II.....................................     11,074
 Service maintenance fees-Class A.......................    627,247
 Distribution and service maintenance fees-Class B......    156,971
 Distribution and service maintenance fees-Class II.....     35,384
 Custodian fees and expenses............................    115,786
 Registration fees-Class A..............................     41,816
 Registration fees-Class B..............................      8,797
 Registration fees-Class II.............................      5,356
 Audit and tax consulting fees..........................     31,536
 Directors' fees and expenses...........................     28,921
 Legal fees and expenses................................      4,049
 Insurance expense......................................      1,016
 Miscellaneous expenses.................................      3,188
                                                         ----------
                                                                      4,375,163
                                                                    -----------
  Expense offset and custody credits earned on cash
   balances.............................................                 17,228
                                                                    -----------
  Net expenses..........................................              4,392,391
                                                                    -----------
Net investment income...................................             22,684,039
                                                                    -----------
Increase in net assets resulting from operations........            $22,684,039
                                                                    ===========

See Notes to Financial Statements

    SunAmerica Money Market Fund
    STATEMENT OF CHANGES IN NET ASSETS


                                           For the six months
                                                 ended          For the year
                                             June 30, 2000          ended
                                              (unaudited)     December 31, 1999
                                           ------------------ -----------------
INCREASE IN NET ASSETS:
Operations:
 Net investment income....................   $  22,684,039      $ 34,993,448
                                             -------------      ------------
Net increase in net assets resulting from
 operations...............................      22,684,039        34,993,448
Dividends and distributions to
 shareholders:
 From net investment income (Class A).....     (21,771,705)      (33,192,291)
 From net investment income (Class B).....        (769,998)       (1,556,098)
 From net investment income (Class II)....        (171,971)         (223,178)
                                             -------------      ------------
Total dividends and distributions to
 shareholders.............................     (22,713,674)      (34,971,567)
Increase (decrease) in net assets from
 fund share transactions (Note 5).........    (108,759,921)      200,477,588
                                             -------------      ------------
Total increase (decrease) in net assets...    (108,789,556)      200,499,469
Net Assets:
 Beginning of year........................     924,561,132       724,061,663
                                             -------------      ------------
 End of period (including undistributed
  net investment income of $96,819 and
  $126,541 at June 30, 2000 and December
  31, 1999, respectively).................   $ 815,771,576      $924,561,132
                                             =============      ============

See Notes to Financial Statements

    SunAmerica Money Market Fund
    FINANCIAL HIGHLIGHTS

                            Net                                      Net               Net                      Ratio of
                           Asset                         Dividends  Asset             Assets   Ratio of      net investment
                           Value      Net     Total from  from net  Value             end of   expenses        income to
         Period          beginning investment investment investment end of   Total    period  to average        average
         Ended           of period   income   operations   income   period Return(1) (000's)  net assets       net assets
------------------------ --------- ---------- ---------- ---------- ------ --------- -------- ----------     --------------
                                                                    Class A
                                                                    -------
12/31/95................  $1.000     $0.051     $0.051    $(0.051)  $1.000   5.18%   $316,308    1.01%(2)         5.04%
12/31/96................   1.000      0.045      0.045     (0.045)   1.000   4.61     398,698    1.00(2)          4.52
12/31/97................   1.000      0.047      0.047     (0.047)   1.000   4.82     511,908    0.98(2)          4.73
12/31/98................   1.000      0.047      0.047     (0.047)   1.000   4.80     687,801    0.95(2)          4.70
12/31/99................   1.000      0.044      0.044     (0.044)   1.000   4.44     881,223    0.95(2)          4.36
 6/30/00(5).............   1.000      0.024      0.024     (0.024)   1.000   4.91     785,953    0.96(3)          5.27(3)
                                                                    Class B
                                                                    -------
12/31/95................  $1.000     $0.044     $0.044    $(0.044)  $1.000   4.49%   $ 51,799    1.78%(2)         4.37%
12/31/96................   1.000      0.038      0.038     (0.038)   1.000   3.83      29,114    1.77(2)          3.76
12/31/97................   1.000      0.040      0.040     (0.040)   1.000   4.03      28,391    1.74(2)          3.95
12/31/98................   1.000      0.039      0.039     (0.039)   1.000   3.96      34,828    1.75(2)          3.88
12/31/99................   1.000      0.035      0.035     (0.035)   1.000   3.59      35,103    1.75(2)          3.53
 6/30/00(5).............   1.000      0.020      0.020     (0.020)   1.000   4.07      24,056    1.78(3)          4.45(3)
                                                                    Class II
                                                                    --------
10/2/97-12/31/97........  $1.000     $0.010     $0.010    $(0.010)  $1.000   1.00%   $    402    1.75%(3)(4)      4.01%(3)
12/31/98................   1.000      0.039      0.039     (0.039)   1.000   3.94       1,433    1.75(4)          3.83
12/31/99................   1.000      0.035      0.035     (0.035)   1.000   3.57       8,235    1.61             3.59
 6/30/00(5).............   1.000      0.020      0.020     (0.020)   1.000   4.05       5,762    1.72(3)          4.42(3)

------
(1) Total return is not annualized and does not reflect sales load
(2) The expense ratio reflects the effect of a gross up of custody and transfer agent expense credits as follows:

                    12/31/95 12/31/96 12/31/97 12/31/98 12/31/99
                    -------- -------- -------- -------- --------
   Class A.........  0.05%    0.03%    0.02%    0.03%    0.01%
   Class B.........  0.13%    0.04%    0.02%    0.01%     --

(3) Annualized
(4) Net of the following expense reimbursement (based on average net assets):

                                        12/31/97 12/31/98
                                        -------- --------
   Class II............................  4.74%    2.55%

(5) Unaudited

See Notes to Financial Statements

    SunAmerica Money Market Fund
    PORTFOLIO OF INVESTMENTS -- June 30, 2000 (unaudited)


                            Principal
                              Amount                                    Value
Security Description      (in thousands)  Rate**       Maturity        (Note 2)
---------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-
 4.9%
Canadian Imperial
 Holdings, Inc..........     $10,000       6.67%        2/12/01      $  9,997,066
Citibank Canada.........      10,000       6.16         7/20/00         9,999,956
Commerzbank AG..........      10,000       6.60         2/01/01         9,997,203
Deutsche Bank AG........      10,000       6.52         1/16/01         9,997,928
                                                                     ------------
Total Certificates of
 Deposit
 (amortized cost
 $39,992,153)...........                                               39,992,153
                                                                     ------------
COMMERCIAL PAPER-54.0%
Abbey National North
 America................      10,000       6.11        11/09/00         9,777,664
American Greetings
 Corp...................      10,000       6.57         8/28/00         9,894,150
Apreco, Inc.............      20,000       6.59     7/10/00-7/11/00    19,965,220
Asset Securitization
 Corp...................      10,000       6.58         9/08/00         9,873,883
Atlantis One Funding
 Corp...................      10,000       6.57         7/06/00         9,990,875
Bank One Financial
 Corp...................      10,000       6.60         7/07/00         9,989,001
Bear Stearns Cos., Inc..      10,000       6.05        10/06/00         9,836,986
Becton Dickinson & Co...      10,000       6.54         7/07/00         9,989,100
British Aerospace PLC...      10,000       6.53         8/18/00         9,912,933
British
 Telecommunications PLC.      10,000     6.17-6.19 11/17/00-12/08/00   19,486,658
Coca-Cola Co............      10,000       6.54         7/10/00         9,983,650
Cooper River Funding,
 Inc....................      10,000       6.63         7/06/00         9,990,792
Edison Asset
 Securitization LLP.....      10,000       6.57         7/10/00         9,983,575
Edison International....      11,000       6.70         7/10/00        10,981,575
Emerson Electric Co.....      10,000       6.50         7/05/00         9,992,778
Falcon Asset
 Securitization, Inc....      10,000       6.58         7/05/00         9,992,687
Four Winds Funding
 Corp...................      10,000       6.52         7/07/00         9,989,134
Gap, Inc................      10,000       6.55         8/21/00         9,907,208
General Dynamics Corp...      20,000     6.15-6.25 11/22/00-12/18/00   19,458,861
General Electric Capital
 Corp...................      10,000       6.67         7/07/00         9,988,882
General Motors Corp.....      10,000       6.68         7/07/00         9,988,867
Goldman Sachs & Co......      20,000       6.58     7/05/00-8/18/00    19,904,956
Govco., Inc.............      10,000       6.57         8/22/00         9,905,100
Grand Funding Corp......      10,000       6.75         7/05/00         9,992,500
Honeywell International.      10,000       6.53         7/05/00         9,992,743
National Rural Utilities
 Cooperative Finance
 Corp...................      10,000       6.65         7/14/00         9,975,987
Oil Insurance Ltd.......      20,000     6.53-6.80      7/05/00        19,985,188
Perry II Funding Corp...      20,000       6.62     8/08/00-8/16/00    19,845,534
Preferred Receivables
 Funding Corp...........      10,790       6.58         7/06/00        10,780,139
Procter & Gamble Co.....      10,000       6.53         7/11/00         9,981,860
Riverwoods Funding
 Corp...................      10,000       6.75         7/07/00         9,988,750
Silver Tower US Funding
 LLC....................      32,000     6.17-6.34 11/03/00-12/29/00   31,165,405
UBS Finance, Inc........      10,000       6.75         7/05/00         9,992,500
Wal-Mart Stores, Inc....      10,000       6.53         8/29/00         9,892,979
Westways Funding V Ltd..      10,000       6.63         7/11/00         9,981,584
Windmill Funding Corp...      10,000       6.59         8/23/00         9,902,981
                                                                     ------------
Total Commercial Paper
 (amortized cost
 $440,262,685)..........                                              440,262,685
                                                                     ------------

    SunAmerica Money Market Fund
    PORTFOLIO OF INVESTMENTS -- June 30, 2000 (unaudited) -- (continued)

                             Principal
                               Amount                                  Value
Security Description       (in thousands)  Rate**      Maturity       (Note 2)
--------------------------------------------------------------------------------
GOVERNMENT AGENCIES-1.7%
Agency for International
 Development Panama+.....     $ 4,127       7.01%       7/05/00     $  4,147,827
Federal Home Loan Bank...      10,000       6.04        9/01/00       10,000,000
                                                                    ------------
Total Government Agencies
 (amortized cost
 $14,147,827)............                                             14,147,827
                                                                    ------------
MEDIUM TERM NOTES-33.8%
Albertson's, Inc.+.......      10,000       6.63        7/14/00        9,999,643
American Express Credit
 Corp.+..................      10,000       6.61        7/24/00        9,998,512
American Honda Finance
 Corp.+..................      10,000       6.62        7/10/00       10,000,000
AT&T Corp.+..............      20,000     6.24-6.57 7/08/00-7/13/00   19,997,926
BankAmerica Corp.+.......      20,000     6.65-6.67     7/03/00       20,000,000
Bank One Corp.+..........      10,000       6.65        8/04/00       10,004,441
Bayerische Landesbank
 Girozentrale............      10,000       6.58        7/03/00        9,996,813
Bear Stearns Cos., Inc.+.      20,000     6.68-6.74 7/03/00-7/10/00   20,000,000
CC USA, Inc.+............      10,000       6.77        8/23/00        9,999,000
DaimlerChrysler North
 America Holdings+.......      10,000       6.69        8/22/00        9,995,723
FCC National Bank+.......      10,000       6.42        7/31/00       10,001,935
First Union Corp.+.......      10,000       6.67        8/16/00       10,000,000
Fleet Boston Corp.+......      10,000       6.04        9/13/00        9,994,935
General Motors Acceptance
 Corp.+..................      21,000     6.53-6.96 7/10/00-8/23/00   21,027,114
Goldman Sachs & Co.+.....       8,000       6.94        7/17/00        8,000,000
Merrill Lynch & Co.,
 Inc.+...................      35,000     6.24-6.94 7/18/00-9/05/00   35,033,889
Morgan (J.P.) & Co.,
 Inc.+...................      10,000       6.61        7/06/00        9,999,977
Morgan Stanley Group,
 Inc.+...................      12,000       6.90        9/12/00       12,000,000
Republic National Bank of
 New York................      10,000       5.55        7/17/00        9,996,631
SBC Communications,
 Inc.+...................      10,000       6.33        8/01/00       10,000,000
Sigma Finance Corp.+.....      10,000       6.80        8/25/00       10,000,000
                                                                    ------------
Total Medium Term Notes
 (amortized cost
 $276,046,539)...........                                            276,046,539
                                                                    ------------
TAXABLE MUNICIPAL MEDIUM
 TERM NOTES-4.9%
California Pollution
 Control Financing+......       6,500       6.66        7/05/00        6,500,000
Courtyards Mackinaw LLC+.       5,170       6.73        7/06/00        5,170,000
Illinois Student
 Assistance Corp.+.......      21,000     6.66-6.68     7/05/00       21,000,000
Texas G.O.+..............       7,415       6.66        7/05/00        7,415,000
                                                                    ------------
Total Taxable Municipal
 Medium Term Notes
 (amortized cost
 $40,085,000)............                                             40,085,000
                                                                    ------------
Total Investment
 Securities
 (amortized cost
 $810,534,204)...........                                            810,534,204
                                                                    ------------

    SunAmerica Money Market Fund
    PORTFOLIO OF INVESTMENTS -- June 30, 2000 (unaudited) -- (continued)


                                      Principal
                                        Amount                        Value
Security Description                (in thousands) Rate** Maturity   (Note 2)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-2.6%
Joint Repurchase Agreement
 Account (Note 3)
 (cost $10,922,000).......             $10,922      6.15% 7/03/00  $ 10,922,000
Joint Repurchase Agreement
 Account (Note 3)
 (cost $10,000,000).......              10,000      6.30  7/03/00    10,000,000
                                                                   ------------
Total Repurchase
 Agreements
 (cost $20,922,000).......                                           20,922,000
                                                                   ------------
TOTAL INVESTMENTS-
 (amortized cost
 $831,456,204*)...........  101.9%                                  831,456,204
Liabilities in excess of
 other assets.............   (1.9)%                                 (15,684,628)
                            -----                                  ------------
NET ASSETS................  100.0%                                 $815,771,576
                            =====                                  ============

* At June 30, 2000 the cost of securities for Federal income tax purposes was the same for book purposes
** Rates shown are rates in effect as of June 30, 2000
+ Variable rate security; maturity date reflects the next reset date G.O.-General Obligation

    Portfolio breakdown as a percentage of net assets (excluding Repurchase
                            Agreement) by industry@

Securities
 Holding Company  17.7%
Banking           15.9
Finance           15.9
Receivable
 Company          14.9
Industrials       13.4

Telecommunications   6.1%
Leasing              5.0
Municipalities       4.9
Utilities            3.8
Gov't Agency         1.7
                    ----
                    99.3%
                    ====

@ As grouped by Moody's Investors Service Global Short Term Market Record

See Notes to Financial Statements

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2000 (unaudited)

Note 1. Organization

  SunAmerica Money Market Fund (the "Fund") is an open-end diversified management investment company organized as a Maryland Corporation. The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital through investment primarily in high quality money market instruments. The Fund is managed by SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc.

  The Fund currently offers three classes of shares. The classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

  Class A shares-- Offered at the next determined net asset value per share. Class B shares-- Offered at the next determined net asset value per share, although a declining contingent deferred sales charge ("CDSC") may be imposed on redemptions made within six years of purchase. Class B shares will convert automatically to Class A shares on the first business day of the month after seven years from the issuance of such shares and at such time are no longer subject to a distribution fee.
  Class II shares-- Offered at the next determined net asset value per share.
                    Certain redemptions made within 18 months of the date of purchase are subject to a contingent deferred sales charge.

  Each class of shares bears the same voting, dividend, liquidation and other rights and conditions. Class A, Class B, and Class II shares each make distribution and account maintenance and service fee payments under the distribution plans pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Act"), except that Class B shares and Class II shares are subject to distribution fees.

Note 2. Significant Accounting Policies

  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements:

  Security Valuations: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

  Repurchase Agreements: The Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Fund's custodian takes possession of the collateral pledged for investments in

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2000 (unaudited) -- (continued)


  repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

  Securities Transactions, Investment Income and Distributions to
  Shareholders: Securities transactions are recorded as of the trade date. Interest income, including the accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on sales of investments are calculated on the identified cost basis.

  Net investment income other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Dividends from net investment income are declared daily and paid monthly.

  Use of Estimates in Financial Statement Preparation: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

  Federal Income Taxes: It is the Fund's policy to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute all of its taxable net income to its shareholders. Therefore, no federal income or excise tax provisions are required.

  At December 31, 1999, the Fund had a capital loss carryforward available of $39,546 which will expire as follows:

                                       Expiration
             --------------------------------------------------------------------------------------
              2002                2003                          2004                          2006
             ------              -------                       -------                       ------
             $4,386              $11,725                       $15,660                       $7,775

  To the extent that these capital loss carryforwards are utilized to offset future net realized gains on securities transactions, the gain, so offset will not be distributed to the shareholders, to the extent provided by the regulations. The Fund utilized a capital loss carryforward of $737 to offset the Fund's net taxable gains realized and recognized in the year ended December 31, 1999.

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2000 (unaudited) -- (continued)

  Capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund has incurred and will elect to defer $669 of such capital losses.

Note 3. Joint Repurchase Agreement Account

  As of June 30, 2000, the Fund had a 10.00% undivided interest, which represented $10,000,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  PaineWebber, Inc. Repurchase Agreement, 6.30% date 6/30/00, in an aggregate principal amount of $100,000,000, repurchase price $100,052,500 due 7/03/00 collateralized by $50,000,000 U.S. Treasury Strip 6.25% due 8/15/23, $33,000,000 U.S. Treasury Strip 6.63% due 5/15/07, and $14,505,000 U.S.
  Treasury Strip 7.50% due 11/15/16 approximate aggregate value $102,137,158.

  As of June 30, 2000, the Fund had a 2.81% undivided interest, which represented $10,922,000 in principal amount, in a repurchase agreement in a joint account with other SunAmerica managed funds. As of such date, the repurchase agreement in the joint account and the collateral therefore was as follows:

  State Street Bank & Trust Co. Repurchase Agreement, 6.15% dated 6/30/00, in the principal amount of $388,672,000, repurchase price $388,871,194 due 7/03/00 collateralized by $123,950,000 U.S. Treasury Notes 6.63% due 7/31/01, $98,440,000 U.S. Treasury Notes 7.75% due 2/15/01, $75,945,000 U.S.
  Treasury Notes 4.50% due 1/31/01, $25,035,000 U.S. Treasury Notes 8.50% due 11/15/00, $25,125,000 U.S. Treasury Notes 5.25% due 1/31/01, $24,580,000
  U.S. Treasury Notes 6.88% due 5/15/06, and $13,650,000 U.S. Treasury Notes 6.50% due 2/28/02, approximate aggregrate value $396,493,225.

Note 4. Investment Advisory and Management Agreement, Distribution Agreement and Service Agreement

  The Fund has an Investment Advisory and Management Agreement (the "Agreement") with SAAMCo, an indirect wholly owned subsidiary of SunAmerica Inc. Under the Agreement, SAAMCo provides continuous supervision of the Fund's portfolio and administers its corporate affairs, subject to general review by the Directors. In connection therewith, SAAMCo furnishes the Fund with office facilities, maintains certain of the Fund's books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SAAMCo and its affiliates. The investment advisory and management fee to SAAMCo is computed daily and payable monthly, at an annual rate of .50% on the first $600 million of the Fund's daily net assets, .45% on the next $900 million of net assets and .40% on net assets over $1.5 billion.

  SunAmerica agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below 1.75% for Class II Shares.

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2000 (unaudited) -- (continued)



  The Fund has a Distribution Agreement with SunAmerica Capital Services, Inc. ("SACS" or the "Distributor"), an indirect wholly owned subsidiary of SunAmerica Inc. The Fund has adopted a Distribution Plan (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. Rule 12b-1 permits an investment company directly or indirectly to pay expenses associated with the distribution of its shares ("distribution expenses") in accordance with a plan adopted by the investment company's board of directors and approved by its shareholders. Pursuant to such rule, the Directors and the shareholders of each class of shares of the Fund have adopted Distribution Plans hereinafter referred to as the "Class A Plan," the "Class B Plan" and the "Class II Plan". In adopting the Class A Plan, the Class B Plan and the Class II Plan, the Directors determined that there was a reasonable likelihood that each such Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of the Class B shares and Class II shares will not be used to subsidize the sale of Class A shares.

  Under the Class B Plan and the Class II Plan the Distributor receives payments from the Fund at the annual rate of up to 0.75% of the average daily net assets of the Fund's Class B and Class II shares, to compensate the Distributor and certain securities firms for providing sales and promotional activities for distributing that class of shares. The distribution costs for which the Distributor may be reimbursed out of such distribution fees include fees paid to broker-dealers that have sold Fund shares, commissions, and other expenses such as those incurred for sales literature, prospectus printing and distribution and compensation to wholesalers. It is possible that in any given year the amount paid to the Distributor under the Class B and Class II Plan may exceed the Distributor's distribution costs as described above. The Class A Plan does not provide for a distribution fee. The Distribution Plans provide that each class of shares of the Fund may also pay the Distributor an account maintenance and service fee of up to an annual rate of 0.15% of the aggregate average daily net assets of such class of shares for payments to broker-dealers for providing continuing account maintenance. In this regard, some payments are used to compensate broker-dealers with account maintenance and service fees in an amount up to 0.15% per year of the assets maintained in the Fund by their customers. For the six months ended June 30, 2000, SACS earned fees of $819,603 from the Fund.

  SACS also receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class B and Class II shares. For the six months ended June 30, 2000, SACS informed the Fund that it received approximately $172,968 in contingent deferred sales charges.

  The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an indirect wholly owned subsidiary of SunAmerica Inc. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement permits the Fund to reimburse SAFS for costs incurred in providing such services, based upon an annual rate of 0.22% of

    SunAmerica Money Market Fund
    NOTES TO FINANCIAL STATEMENTS -- June 30, 2000 (unaudited) -- (continued) average daily net assets, which is approved annually by the Directors. For the six months ended June 30, 2000 the Fund (Class A, Class B and Class II) incurred expenses of $966,983 to reimburse SAFS pursuant to the terms of the Service Agreement. Of this amount, $155,028 was payable to SAFS at June 30, 2000.

Note 5. Capital Share Transactions

  Transactions in shares of each class, all at $1.00 per share, for the six months ended June 30, 2000 and for the prior year were as follows:

                                     Class A                         Class B                       Class II
                         -------------------------------  -----------------------------  -----------------------------
                             For the         For the          For the        For the         For the        For the
                         six months ended   year ended    six months ended  year ended   six months ended  year ended
                          June 30, 2000    December 31,    June 30, 2000   December 31,   June 30, 2000   December 31,
                           (unaudited)         1999         (unaudited)        1999        (unaudited)        1999
                         ---------------- --------------  ---------------- ------------  ---------------- ------------
  Shares sold...........   2,471,224,901   3,651,366,704     78,226,708     157,679,926     39,734,304     50,008,997
  Reinvested dividends..      19,855,980      32,757,587        595,960       1,355,772        123,028        186,156
  Shares redeemed.......  (2,586,321,622) (3,490,723,717)   (89,868,827)   (158,760,855)   (42,330,353)   (43,392,982)
                          --------------  --------------    -----------    ------------    -----------    -----------
  Net increase
   (decrease)...........     (95,240,741)    193,400,574    (11,046,159)        274,843     (2,473,021)     6,802,171
                          ==============  ==============    ===========    ============    ===========    ===========

Note 6. Directors' Retirement Plan

  The Directors (and Trustees) of the SunAmerica Family of Mutual Funds have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Directors. The Retirement Plan provides generally that if an unaffiliated Director who has at least 10 years of consecutive service as a Disinterested Director of any of the SunAmerica mutual funds (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SunAmerica mutual fund with respect to which he or she is an Eligible Director. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SunAmerica mutual fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Director's account until such Eligible Director reaches his or her 70th birthday. An Eligible Director may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of June 30, 2000, the Fund had accrued $98,403 for the Retirement Plan, which is included in accrued expenses on the Statement of Assets and Liabilities and for the six months ended June 30, 2000 expensed $8,099 for the Retirement Plan, which is included in Directors' fees and expenses on the Statement of Operations.

    SunAmerica Money Market Fund


FASTFACTS . . . Available for your convenience
The easy and convenient way to obtain the most current information on your mutual funds. By calling our toll free number, 1-800-654-4760, you can receive mutual fund information 24 hours a day. If you require any additional information, please call us at 1-800-858-8850 Monday-Friday 8:30 a.m.-7:00 p.m. (Eastern time).
Here's How it Works
All you need is:
 * A Touch-Tone Telephone
 * Your account number
 * Your Personal Identification number "PIN"
(the last four digits of your Social Security number, a tax identification number or a number chosen by you)
 * Your Fund Code

                     CLASS
                  -----------
                   A   B  II
EQUITY FUNDS      --- --- ---
Balanced Assets    51 551 731
Blue Chip Growth  522  22 820
Growth
 Opportunities     71 571 821
New Century        36 536 836
Growth and
 Income            24 524 824
"Dogs" of Wall
 Street           720 730 740
BioTech/Health
 30                64 164 864
Tax Managed
 Equity           729 739 749

                    CLASS
                 -----------
                  A   B  II
INCOME FUNDS     --- --- ---
U.S. Government
 Securities       70 570 770
GNMA Securities  534  34 734
Diversified
 Income          580  80 780
High Income       28 228 828
Tax Exempt
 Insured          33 533 733
Money Market      35 535 735

                     CLASS
                  -----------
STYLE SELECT       A   B  II
SERIES            --- --- ---
Aggressive
 Growth           701 711 771
Mid-Cap Growth    702 712 772
Value             704 714 774
International
 Equity           703 713 773
Small-Cap Value   705 715 775
Large-Cap Value   706 716 776
Focused Growth
 and Income       708 728 778
Large-Cap Growth  709 719 779
Focus             722 732 742
Focused Value      37 537 737
Focused TechNet   346 546 746

Trustees
  S. James Coppersmith
  Samuel M. Eisenstat
  Stephen J. Gutman
  Peter A. Harbeck
  Sebastiano Sterpa

Officers
  Peter A. Harbeck, President
  Brian Wiese, Vice President
  Robert M. Zakem, Secretary
  Peter C. Sutton, Treasurer
  Laurie Filippone, Assistant Treasurer
  John T. Genoy, Assistant Treasurer
  Donna M. Handel, Assistant Treasurer
  Cheryl L. Hawthorne, Assistant Treasurer
  Abbe P. Stein, Assistant Secretary
  Peter E. Pisapia, Assistant Secretary

Investment Adviser
  SunAmerica Asset Management Corp.
  The SunAmerica Center
  733 Third Avenue
  New York, NY 10017-3204

Distributor
  SunAmerica Capital Services, Inc.
  The SunAmerica Center
  733 Third Avenue
  New York, NY 10017-3204

Shareholder Servicing Agent
  SunAmerica Fund Services, Inc.
  The SunAmerica Center
  733 Third Avenue
  New York, NY 10017-3204

Custodian and Transfer Agent
  State Street Bank and Trust Company
  P.O. Box 419572
  Kansas City, MO 64141-6572

This report is submitted solely for the general information of shareholders of the Fund. Distribution of this report to persons other than shareholders of the Fund is authorized only in connection with a currently effective prospectus, setting forth details of the Fund, which must precede or accompany this report.

The accompanying report has not been examined by independent accountants and accordingly no opinion has been expressed thereon.


[LOGO] SunAmerica                                       ---------------
       Mutual Funds                                        PRSRT STD
                                                         U.S. POSTAGE
       The SunAmerica Center                                 PAID
       733 Third Avenue                                   SunAmerica
       New York, NY 10017-3204                          ---------------




Distributed by:
SunAmerica Capital Services, Inc.

[LOGO OF AIG] Member of American International Group, Inc.

MMSAN